Other non financial assets	12 Months Ended
Mar. 31, 2019
Other non financial assets
Other non financial assets

24  Other non financial assets

Fair value adjustment - financial assets	13,168	30,697
Restricted asset	103,771	224,217
Total	116,939	254,914
Non-current	116,939	254,914
Total	116,939	254,914

Fair value adjustment—financial assets represents unamortised portion of the difference between the fair value of the financial assets (security deposit) on initial recognition and the amount paid.

Restricted asset include INR 189,267  (March 31, 2018:  69,063) in respect of mandatory pre-deposit required for service tax and income tax appeal proceedings in India, INR 8,468  (March 31, 2018:  8,468) in respect of refund claim application with the service tax authorities, INR 25,000  (March 31, 2018: INR 25,000) paid in relation to an investigation initiated by Directorate General of Central Excise Intelligence (DGCEI) for certain service tax matters in India and INR 1,483 (March 31, 2018 Nil) in respect of amount paid under protest to Goods and Services Tax (GST) department. The service tax and GST amount has been paid under protest and the Group strongly believes that it is not probable the demand will materialize.